General	6 Months Ended
Jun. 30, 2025
General [Abstract]
GENERAL

NOTE 1 - GENERAL

A.	Operations

Beamr Imaging Ltd. (the “Company” or “Beamr”) was incorporated in October 2009 under the laws of the State of Israel and it engages mainly in the development of technology for encoding, compressing and optimizing images and videos. In February 2024, the Company launched its next generation product, Beamr Cloud, a cloud-based Software-as-a-Service (“SaaS”) solution accelerated by NVIDIA GPUs. Beamr Cloud Video SaaS, initially operating over and integrated with AWS, aims to simplify video processing and make it accessible and affordable. In June 2024, the Company made its SaaS solution available on Oracle Cloud Infrastructure. In June 2025, the Company launched a GPU-Accelerated Video Compression Solution for Autonomous Vehicles.

The Company’s ordinary shares (“Ordinary Shares”) began trading on the Nasdaq Capital Market (the “Nasdaq”) under the ticker symbol “BMR” on February 28, 2023, in connection with its initial public offering transaction.

B.	Foreign operations

1.	Beamr Inc.

In 2012, the Company incorporated a wholly-owned U.S. subsidiary, Beamr Inc. (“Beamr Inc.”), for the purpose of reselling the Company’s software and products in the U.S. market.

2.	Beamr Imaging RU LLC

In 2016, the Company incorporated a wholly-owned limited Russian partnership, Beamr Imaging RU LLC (“Beamr Imaging RU”), for the purpose of conducting research and development services to the Company.

The Company and its subsidiaries, Beamr Inc. and Beamr Imaging RU, are collectively referred to as the “Group”.

C.	Liquidity and capital resources

The Company has devoted substantially all of its efforts to research and development, the commercialization of its software and products and raising capital for such purposes. The development and further commercialization of the Company’s software and products are expected to require substantial further expenditures. To date, the Company has not yet generated sufficient revenues from operations to support its activities, and therefore it is dependent upon external sources for financing its operations. During the period of six months ended June 30, 2025, the Company had net losses of $3,185. As of June 30, 2025, the Company had an accumulated deficit of $38,209. In addition, as of June 30, 2025, the Company has positive working capital of $13,489.

The Company plans to finance its operations through the sales of its equity securities and to the extent available, revenues from sales of its software, products and related services.

In addition, the Company is collaborating with a strategic partner in development of the Company’s next generation solutions of video optimization technology and which is expected to allow the Company to potentially access new customers and new markets.

Management has considered the significance of such conditions in relation to the Company’s ability to meet its current obligations and to achieve its business targets and determined that it has sufficient cash to fund its planned operations for at least the next 12 months.

D.	The impact of the Russian Invasion of Ukraine

On February 24, 2022, Russia invaded Ukraine. The Company has an operation in Russia through its wholly-owned subsidiary, Beamr Imaging RU. The Company undertakes some of its software development and design, quality assurance and support in Russia using personnel located there. While some of the Company’s developers are located in Russia, its research and development leadership are all located in Israel. The Company has no manufacturing operations or sells any products in Russia. The Company constantly evaluates its activities in Russia and currently believes there was no significant impact on its activities. As of June 30, 2025, three employees have relocated from Russia to other locations of the Company.

E.	The impact of Iron Sword War (Israel-Hamas war)

In October 2023, Israel was attacked by a terrorist organization and entered a state of war on several fronts. In June 2025, following continued nuclear threats and intelligence assessments indicating imminent attacks, Israel launched a preemptive strike targeting military and nuclear infrastructure inside Iran, aiming to disrupt Iran’s ability to coordinate or escalate hostilities and degrade its nuclear capabilities. Iran responded with multiple waves of drones and ballistic missiles targeting Israeli cities. While most were intercepted, some caused civilian casualties and infrastructure damage. The Israeli military conducted further operations against Iranian assets. As a result, state of emergency was declared in Israel, resulting in consequences and restrictions on the Israeli economy, which included, among other things, partial or complete closure of businesses, a “closed skies” policy and other limitations. After 12 days of hostilities, a ceasefire between Israel and Iran was reached in June 2025. However, the situation remains volatile, and the risk of broader regional escalation involving additional actors persists. As of the date of these interim financial statements, conflict continues in parts of the region and management regularly monitors developments and acts in accordance with the guidelines of the various authorities. As of the approval date of these interim financial statements, management believes there is no significant impact on its activities.